SUBSEQUENT EVENT (Merger) (Details) (USD $)					0 Months Ended											0 Months Ended
	Dec. 31, 2013	Feb. 28, 2014 Bucksport Energy LLC [Member] subsidiary	Jan. 03, 2014 Subsequent Event	May 05, 2014 Subsequent Event Revolving Credit Facilities	May 05, 2014 Subsequent Event Federal Fund Rate [Member] Revolving Credit Facilities	May 05, 2014 Subsequent Event London Interbank Offered Rate (LIBOR) [Member] Revolving Credit Facilities	May 05, 2014 Subsequent Event One Month LIBOR [Member] Revolving Credit Facilities	May 05, 2014 Subsequent Event Base Rate [Member] Revolving Credit Facilities	Nov. 05, 2014 Subsequent Event Forecast London Interbank Offered Rate (LIBOR) [Member] Revolving Credit Facilities	Nov. 05, 2014 Subsequent Event Forecast Base Rate [Member] Revolving Credit Facilities	Jan. 03, 2014 Subsequent Event New Page Holding Inc.	May 05, 2014 Subsequent Event New Page Holding Inc. Revolving Credit Facilities	Feb. 14, 2014 Stockholders of New Page Holding Inc. Subsequent Event New Page Holding Inc.	Jan. 03, 2014 New First Lien Notes 11.75% Senior Secured Notes Subsequent Event	Jan. 03, 2014 Maximum Subsequent Event	Jan. 03, 2014 Maximum Subsequent Event New Page Holding Inc.	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC 11.75% Senior Secured Notes	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC 11.75% Senior Secured Notes		Mar. 31, 2014 VERSO PAPER HOLDINGS LLC 8.75% Second Priority Senior Secured Notes	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC 8.75% Second Priority Senior Secured Notes		Jan. 13, 2014 VERSO PAPER HOLDINGS LLC 8.75% Second Priority Senior Secured Notes Subsequent Event New Page Holding Inc.		Mar. 31, 2014 VERSO PAPER HOLDINGS LLC 11.38% Senior Subordinated Notes	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC 11.38% Senior Subordinated Notes	Jan. 13, 2014 VERSO PAPER HOLDINGS LLC 11.38% Senior Subordinated Notes Subsequent Event New Page Holding Inc.
Business Acquisition [Line Items]
Payment to acquire business as per the agreement											$ 250,000,000
Amount paid from to the shareholders													243,000,000
Principle amount of New First Lien Notes														650,000,000
Percentage representing the sum of outstanding shares of Verso common stock as of immediately prior to closing and the shares			20.00%
Potential upward adjustment															25.00%
Downward adjustment																27,000,000
Monthly incremental in merger consideration, delay in the Merger due to Verso			5.00%
Total amount of Verso common stock issued in the Merger Consideration, percentage																25.00%
Interest rate																	11.75%	11.75%	[1]	8.75%	8.75%	[2]	8.75%	[2]	11.38%	11.38%	11.38%
Ownership of steam and electricity produced	28.00%	72.00%
Number of Subsidiaries		2
Debt Instrument, Maturity Date, Number of Days After Consummation of Pending Acquisition												30 days
Debt Instrument, Maturity Date, Number of Days after Termination of Merger Agreement												60 days
Credit facility, borrowing capacity				$ 40,000,000
Interest rate over the reference rate					0.50%	3.00%	1.00%	2.00%	4.00%	3.00%

[1]	Par value of $417,882 on December 31, 2013 and $345,000 on December 31, 2012
[2]	Par value of $396,000 on December 31, 2013 and 2012.